Short-Term Investments (Details) - USD ($)									9 Months Ended		12 Months Ended
	Jun. 18, 2025	May 27, 2025	Mar. 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Oct. 30, 2024	Sep. 18, 2023	Apr. 06, 2023	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Jul. 25, 2025	May 30, 2025	May 13, 2025	Jul. 04, 2024	Jun. 17, 2024	Jun. 08, 2024	Apr. 03, 2024	Feb. 14, 2022
Short-term Investments [Line Items]
Shares issued		250	866			80,000															2,208
Initial public offering cost (in Dollars)			$ 200,000
Warrants exercised			1			1
Exercise price (in Dollars per share)						$ 4.38
Fair value warrants (in Dollars)									$ 415,086	$ 4,035,568	$ 4,104,521	$ 590,077
Risk-free rate percentage					4.28%
Excepted life					5
Volatility percentage					92.00%
Ordinary shares received																	134,868	162,970	134,868	9,000
Investment cost (in Dollars)											501,938
Total proceeds (in Dollars)											78,500
Changes in fair value amount (in Dollars)											$ 7,612
Total proceeds (in Dollars)				$ 82,960						$ 103,387
Stockholders' equity, reverse stock split		1-for-250
Par value (in Dollars per share)
Aggregate sold amount (in Dollars)															$ 63,602
Medigus Ltd [Member]
Short-term Investments [Line Items]
Ordinary shares received																					27,778
Polyrizon Ltd [Member]
Short-term Investments [Line Items]
Shares issued		1				320
Par value (in Dollars per share)
Pre-Funded Warrants [Member]
Short-term Investments [Line Items]
Shares issued			800													800
Warrants [Member]
Short-term Investments [Line Items]
Shares issued			1,666
Exercise price (in Dollars per share)			$ 0.00001
Polyrizon warrants [Member]
Short-term Investments [Line Items]
Shares issued						240,000
Exercise price (in Dollars per share)						$ 1,095
Fair value warrants (in Dollars)					$ 178,988
Warrants expire			Sep. 30, 2027			Oct. 29, 2029
Shares received															98,705
Amount of aggregate fair value of warrants (in Dollars)	$ 106,362
Aggregate sold amount (in Dollars)														$ 106,362
Polyrizon warrants [Member] | Warrants [Member]
Short-term Investments [Line Items]
Exercise price (in Dollars per share)			$ 300
Public Offering [Member]
Short-term Investments [Line Items]
Initial public offering cost (in Dollars)						$ 350,400	$ 2,250,000	$ 3,500,000
Polyrizon Warrants [Member]
Short-term Investments [Line Items]
Shares issued						960